Consolidated Statements of Operations - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Successor
Revenue:
SG Block sales	$ 547,827
Engineering services	320,339
Project management
Total revenue	868,166
Cost of revenue:
SG Block sales	460,941
Engineering services	289,545
Project management
Total cost revenue	750,486
Gross profit	117,680
Operating expenses:
Payroll and related expenses	493,844
General and administrative expenses	555,806
Marketing and business development expense	85,488
Pre-project expenses	30,150
Total	1,165,288
Operating loss	(1,047,608)
Other income (expense):
Interest expense	(267,717)
Interest income	7
Change in fair value of financial instruments	119,510
Total	(148,200)
Net loss before reorganization items	(1,195,808)
Reorganization items:
Legal and professional fees	(110,768)
Gain on reorganization
Total	(110,768)
Net loss	$ (1,306,576)
Net loss per share - basic and diluted:
Basic and diluted	$ (7.97)
Weighted average shares outstanding:
Basic and diluted	163,786
Predecessor
Revenue:
SG Block sales		$ 1,004,216	$ 2,320,630
Engineering services		52,007	65,154
Project management			20,000
Total revenue		1,056,223	2,405,784
Cost of revenue:
SG Block sales		816,076	1,832,086
Engineering services		43,898	48,776
Project management			17,000
Total cost revenue		859,974	1,897,862
Gross profit		196,249	507,922
Operating expenses:
Payroll and related expenses		367,254	1,003,699
General and administrative expenses		557,069	790,611
Marketing and business development expense		22,729	123,852
Pre-project expenses		26,411	35,082
Total		973,463	1,953,244
Operating loss		(777,214)	(1,445,322)
Other income (expense):
Interest expense		(429,017)	(1,944,487)
Interest income		8	22
Change in fair value of financial instruments			646,671
Total		(429,009)	(1,297,794)
Net loss before reorganization items		(1,206,223)	(2,743,116)
Reorganization items:
Legal and professional fees		(171,893)
Gain on reorganization		713,379
Total		541,486
Net loss		$ (664,737)	$ (2,743,116)
Net loss per share - basic and diluted:
Basic and diluted		$ (0.01)	$ (0.06)
Weighted average shares outstanding:
Basic and diluted		42,918,927	42,918,927